UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
            ___________________ to ________________

Date of Report (Date of earliest event reported): Not applicable.

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: Not applicable.

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)[ ]

X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001697109

VSD 2017-PLT1 LLC, VSD 2017-PLT1 HoldCo LLC and VSD 2017-PLT1 TRS LLC

(Exact name of issuing entities as specified in each entity’s charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable): Not applicable.

David Marple, (952) 374-6970

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDING AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 16, 2017, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Included in the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 16, 2017, referred to in Item 2.01.

Exhibits

Exhibit 99.1 Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 16, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Dated: February 16, 2017	The Värde Scratch & Dent HoldCo LLC
(Depositor)

	By:	/s/ James E. Dunbar
	Name:	James E. Dunbar
	Title:	Vice President
(senior officer in charge of securitization)

Exhibit 99.1 Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 16, 2017.